Long-term Investments (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

Equity investments without readily determinable fair value

As of December 31, 2021 and September 30, 2022, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
Initial cost basis	2,285,439	2,048,785	288,014
Cumulative unrealized gains	329,768	361,063	50,757
Cumulative unrealized losses (including impairment)	(270,421)	(425,507)	(59,817)

Total carrying amount	2,344,786	1,984,341	278,954

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the nine months ended September 30, 2021 and 2022 are as follows:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)
Gross unrealized gains (upward adjustments)	94,510	31,295	4,399
Gross unrealized losses (downward adjustments excluding impairment)	—	—	—

Net unrealized gains on equity securities held	94,510	31,295	4,399
Net realized gains on equity securities sold	—	—	—

Total net gains recognized in others, net	94,510	31,295	4,399

Schedule of Available-for-Sale Debt Investments

Available-for-sale debt investments consist of convertible debt instruments issued by private companies and investment in equity securities that is redeemable at the Company’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Company’s option have no contractual maturity date.

	As of
	December 31,	September 30,	September 30,
	2021	2022	2022
	RMB	RMB	US$
Cost or Amortized cost	76,500	283,974	39,920
Gross unrealized gains	3,780	212,546	29,879
Gross unrealized losses	(2,425)	(37,839)	(5,319)

Fair value	77,855	458,681	64,480